THE JAPAN FUND, INC.
                                 Class S Shares

  Supplement to Statement of Additional Information dated
                                   May 1, 2000

The following information supplements the disclosure in the "Investment Advisory Arrangements" section of the Fund's Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000



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                              THE JAPAN FUND, INC.
                                 Advisor Classes
                               Classes A, B and C

  Supplement to Statement of Additional Information dated
                                   May 1, 2000

The following information supplements the disclosure in the "Investment Manager" section of the Fund's Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000





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